SUPPLEMENT DATED OCTOBER 25, 2023 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Income Advantage International Fund
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
1. The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI):
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class:	A	C	R	Y	R5	R6
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None	None	None

Other Expenses		0.59	0.59	0.59	0.59	0.48	0.43

Acquired Fund Fees and Expenses		0.03	0.03	0.03	0.03	0.03	0.03

Total Annual Fund Operating Expenses		1.62	2.37	1.87	1.37	1.26	1.21

Fee Waiver and/or Expense Reimbursement[2]		0.38	0.38	0.38	0.38	0.27	0.22

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.24	1.99	1.49	0.99	0.99	0.99

(1)
Contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
(2)
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.23%, 1.98%, 1.48%, 0.98%, 0.98% and 0.98%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2024 and June 30, 2025, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
GLVEY-SUMSTAT-SUP-1

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$669	$998	$1,349	$2,336

Class C	$302	$703	$1,231	$2,490

Class R	$152	$551	$976	$2,159

Class Y	$101	$396	$714	$1,613

Class R5	$101	$373	$666	$1,499

Class R6	$101	$362	$644	$1,446

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$669	$998	$1,349	$2,336

Class C	$202	$703	$1,231	$2,490

Class R	$152	$551	$976	$2,159

Class Y	$101	$396	$714	$1,613

Class R5	$101	$373	$666	$1,499

Class R6	$101	$362	$644	$1,446

2. The following paragraph replaces in its entirety the third paragraph appearing under the heading “Principal Investment Strategies of the Fund" in the Summary Prospectus and the heading “Fund Summary - Principal Investment Strategies of the Fund" in the Statutory Prospectus, and the fourth paragraph appearing under the heading "Investment Objective(s), Strategies, Risks and Portfolio Holdings - Objective(s) and Strategies":
ELNs are hybrid derivative-type instruments that are specially designed to combine the characteristics of investing in one or more underlying equity securities, or an index of equity securities and a related equity derivative, such as a put or call option (or a combination thereof), in a single note form (typically senior, unsecured debt) issued by financial institutions. The Fund will invest in ELNs that reference either a broad-based equity security index or an exchange-traded fund that passively tracks such an index. The Fund’s portfolio of ELNs will be constituted by positions in short-term ELNs issued by a diversified group of U.S. and international financial institutions and cash and cash equivalents.
3. The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information” in the Statutory Prospectus:
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•
You invest $10,000 in the Fund and hold it for the entire 10-year period;
•
Your investment has a 5% return before expenses each year;
•
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period for which it was committed;
•
Hypotheticals both with and without any applicable initial sales charge applied; and
•
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.24%	1.62%	1.62%	1.62%	1.62%	1.62%	1.62%	1.62%	1.62%	1.62%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	(1.95%)	1.37%	4.79%	8.34%	12.00%	15.78%	19.70%	23.74%	27.92%	32.25%

End of Year Balance	$9,805.32	$10,136.74	$10,479.36	$10,833.56	$11,199.74	$11,578.29	$11,969.64	$12,374.21	$12,792.46	$13,224.84

GLVEY-SUMSTAT-SUP-1

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Estimated Annual Expenses	$669.38	$161.53	$166.99	$172.63	$178.47	$184.50	$190.74	$197.19	$203.85	$210.74

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.24%	1.62%	1.62%	1.62%	1.62%	1.62%	1.62%	1.62%	1.62%	1.62%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.76%	7.27%	10.89%	14.64%	18.52%	22.52%	26.66%	30.94%	35.37%	39.95%

End of Year Balance	$10,376.00	$10,726.71	$11,089.27	$11,464.09	$11,851.58	$12,252.16	$12,666.28	$13,094.40	$13,536.99	$13,994.54

Estimated Annual Expenses	$126.33	$170.93	$176.71	$182.68	$188.86	$195.24	$201.84	$208.66	$215.71	$223.01

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.99%	2.37%	2.37%	2.37%	2.37%	2.37%	2.37%	2.37%	1.62%	1.62%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.01%	5.72%	8.50%	11.35%	14.28%	17.29%	20.37%	23.54%	27.71%	32.03%

End of Year Balance	$10,301.00	$10,571.92	$10,849.96	$11,135.31	$11,428.17	$11,728.73	$12,037.20	$12,353.78	$12,771.33	$13,203.00

Estimated Annual Expenses	$201.99	$247.34	$253.85	$260.53	$267.38	$274.41	$281.63	$289.03	$203.51	$210.39

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.49%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.51%	6.75%	10.09%	13.54%	17.09%	20.76%	24.54%	28.43%	32.45%	36.60%

End of Year Balance	$10,351.00	$10,674.99	$11,009.11	$11,353.70	$11,709.07	$12,075.56	$12,453.53	$12,843.32	$13,245.32	$13,659.90

Estimated Annual Expenses	$151.61	$196.59	$202.75	$209.09	$215.64	$222.39	$229.35	$236.53	$243.93	$251.56

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.99%	1.37%	1.37%	1.37%	1.37%	1.37%	1.37%	1.37%	1.37%	1.37%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.01%	7.79%	11.70%	15.75%	19.95%	24.31%	28.82%	33.50%	38.34%	43.37%

End of Year Balance	$10,401.00	$10,778.56	$11,169.82	$11,575.28	$11,995.47	$12,430.90	$12,882.14	$13,349.76	$13,834.36	$14,336.55

Estimated Annual Expenses	$100.98	$145.08	$150.35	$155.80	$161.46	$167.32	$173.39	$179.69	$186.21	$192.97

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.99%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.01%	7.90%	11.94%	16.12%	20.46%	24.97%	29.64%	34.49%	39.52%	44.74%

End of Year Balance	$10,401.00	$10,790.00	$11,193.54	$11,612.18	$12,046.48	$12,497.02	$12,964.40	$13,449.27	$13,952.28	$14,474.09

Estimated Annual Expenses	$100.98	$133.50	$138.50	$143.68	$149.05	$154.62	$160.41	$166.41	$172.63	$179.09

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.99%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.01%	7.95%	12.04%	16.29%	20.70%	25.27%	30.02%	34.95%	40.06%	45.37%

End of Year Balance	$10,401.00	$10,795.20	$11,204.34	$11,628.98	$12,069.72	$12,527.16	$13,001.94	$13,494.71	$14,006.16	$14,537.00

GLVEY-SUMSTAT-SUP-1

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Estimated Annual Expenses	$100.98	$128.24	$133.10	$138.14	$143.38	$148.81	$154.45	$160.30	$166.38	$172.69

1 Your actual expenses may be higher or lower than those shown.
2 The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
GLVEY-SUMSTAT-SUP-1